Options - Schedule of Number of Options Granted Under the Plans (Details) (20-F)			12 Months Ended
	Dec. 20, 2019 shares	Oct. 30, 2019 shares	Jun. 30, 2019 shares $ / shares	Jun. 30, 2018 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the beginning of the financial year			55,102,778
Add: options granted during the year	250,000,000	250,000,000	16,000,000
Balance at the end of the financial year			38,000,000	55,102,778
Weighted average exercise price of options, balance at the beginning of the financial year | $ / shares			$ 0.016
Weighted average exercise price of options, balance at the end of the financial year | $ / shares			$ 0.015	$ 0.016
Unlisted Employee Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at the beginning of the financial year			34,736,111	54,736,111
Add: options granted during the year			16,000,000
Less: options lapsed during the year			(19,236,111)
Less: options forfeited during the year			(6,000,000)	(20,000,000)
Balance at the end of the financial year			25,500,000	34,736,111
Weighted average exercise price of options, balance at the beginning of the financial year | $ / shares			$ 0.017	$ 0.016
Weighted average exercise price of options, granted during the year | $ / shares			0.010
Weighted average exercise price of options, lapsed during the year | $ / shares			0.020
Weighted average exercise price of options, forfeited during the year | $ / shares			0.010	0.014
Weighted average exercise price of options, balance at the end of the financial year | $ / shares			$ 0.015	$ 0.017